Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies:

(a)	Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP) and include the accounts and operating results of Seanergy and its wholly-owned subsidiaries where Seanergy has control. Control is presumed to exist when Seanergy, through direct or indirect ownership, retains the majority of the voting interest. In addition, Seanergy evaluates its relationships with other entities to identify whether they are variable interest entities and to assess whether it is the primary beneficiary of such entities. If the determination is made that the Company is the primary beneficiary, then that entity is included in the consolidated financial statements. When the Company does not have a controlling interest in an entity, but exerts a significant influence over the entity, the Company applies the equity method of accounting. All significant intercompany balances and transactions and any intercompany profit or loss on assets remaining with the Group have been eliminated in the accompanying consolidated financial statements.

The Company deconsolidates a subsidiary or derecognizes a group of assets when the Company no longer controls the subsidiary or group of assets specified in Accounting Standards Codification (ASC or Codification) 810-10-40-3A. When control is lost,  the Company derecognizes the assets and liabilities of the qualifying subsidiary or group of assets. The Financial Accounting Standards Board ("FASB") concluded that the loss of control and the related deconsolidation of a subsidiary or derecognition of a group of assets specified in ASC 810-10-40-3A is a significant economic event that changes the nature of the investment held in the subsidiary or group of assets. Based on this consideration, a gain or loss is recognized upon the deconsolidation of a subsidiary or derecognition of a group of assets.

(b)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates include evaluation of relationships with other entities to identify whether they are variable interest entities, determination of vessel useful lives, allocation of purchase price in a business combination, determination of vessels’ impairment and determination of goodwill impairment.

(c)	Foreign Currency Translation

Seanergy's functional currency is the United States dollar since the Company's vessels operate in international shipping markets and therefore primarily transact business in U.S. Dollars. The Company's books of accounts are maintained in U.S. Dollars. Transactions involving other currencies are translated into the United States dollar using exchange rates that are in effect at the time of the transaction. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated to United States dollars at the foreign exchange rate prevailing at year-end. Gains or losses resulting from foreign currency translation are reflected in the consolidated statement of loss.

(d)	Concentration of Credit Risk

Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of the financial institutions in which it places its deposits. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of the financial condition of its customers.

(e)	Cash and Cash Equivalents

Seanergy considers time deposits and all highly liquid investments with an original maturity of three months or less to be cash equivalents.

(f)	Restricted Cash

Restricted cash is excluded from cash and cash equivalents. Restricted cash represents minimum cash deposits or cash collateral deposits required to be maintained with certain banks under the Company's borrowing arrangements or in relation to bank guarantees issued on behalf of the Company, which are legally restricted as to withdrawal or use. In the event that the obligation relating to such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets; otherwise they are classified as non-current assets.

(g)	Accounts Receivable Trade, Net

Accounts receivable trade, net at each balance sheet date, includes receivables from charterers for hire, freight and demurrage billings, net of a provision for doubtful accounts. Receivables related to spot voyages are determined to be unconditional and include in Accounts Receivable Trade, Net. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts was established as of December 31, 2018 and 2017.

(h)	Inventories

Inventory is measured at the lower of cost or net realizable value according to the provisions of ASU 2015-11, Inventory. Net realizable value is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. Cost is determined by the first in, first out method.

(i)	Insurance Claims

The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets and for insured crew medical expenses and for legal fees covered by directors' and officers' liability insurance. Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Company's fixed assets suffer insured damages or when crew medical expenses are incurred, recovery is probable under the related insurance policies, the claim is not subject to litigation and the Company can make an estimate of the amount to be reimbursed. The classification of the insurance claims into current and non-current assets is based on management's expectations as to their collection dates.

(j)	Vessels

Vessels acquired as a part of a business combination are recorded at fair market value on the date of acquisition. Vessels acquired as asset acquisitions are stated at historical cost, which consists of the contract price less discounts, plus any material expenses incurred upon acquisition (delivery expenses and other expenditures to prepare for the vessel's initial voyage). Vessels acquired from entities under common control are recorded at historical cost. Subsequent expenditures for conversions and major improvements are capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Expenditures for routine maintenance and repairs are expensed as incurred.

(k)	Vessel Depreciation

Depreciation is computed using the straight-line method over the estimated useful life of the vessels (25 years), after considering the estimated salvage value. Salvage value is estimated by the Company by taking the cost of steel times the weight of the ship noted in lightweight ton. Salvage values are periodically reviewed and revised to recognize changes in conditions, new regulations or for other reasons. Revisions of salvage values affect the depreciable amount of the vessels and affect depreciation expense in the period of the revision and future periods.

(l)	Impairment of Long-Lived Assets (Vessels)

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances, such as prevailing market conditions, obsolesce or damage to the asset, business plans to dispose a vessel earlier than the end of its useful life and other business plans, indicate that the carrying amount of the assets, plus unamortized dry-docking costs, may not be recoverable. The volatile market conditions in the dry bulk market with decreased charter rates and decreased vessel market values are conditions that the Company considers to be indicators of a potential impairment for its vessels.

The Company determines undiscounted projected operating cash flows for each vessel and compares it to the vessel's carrying value. When the undiscounted projected operating cash flows expected to be generated by the use of the vessel and/or its eventual disposition are less than the vessel’s carrying amount, the Company impairs the carrying amount of the vessel. Measurement of the impairment loss is based on the fair value of the asset as determined by independent valuators and use of available market data. The undiscounted projected operating cash inflows are determined by considering the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the non-fixed days (based on a combination of one year charter rates estimates and the average of the trailing 10-year historical charter rates, excluding the trough years 2015 and 2016, available for each type of vessel) adjusted for commissions, expected off hires due to scheduled maintenance and estimated unexpected breakdown off hires. The undiscounted projected operating cash outflows are determined by applying various assumptions regarding vessel operating expenses and scheduled maintenance.

(m)	Dry-Docking and Special Survey Costs

The Company follows the deferral method of accounting for dry-docking costs and special survey costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the expected date of the next dry-docking which is scheduled to become due in 2 to 3 years. Dry-docking costs which are not fully amortized by the next dry-docking period are expensed.

(n)	Commitments and Contingencies

Liabilities for loss contingencies, arising from claims, assessments, litigation, fines and penalties, environmental and remediation obligations and other sources are recorded when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

(o)	Revenue Recognition

Revenues are generated from time charters, bareboat charters and spot charters. A time charter is a contract for the use of a vessel as well as vessel operations for a specific period of time and a specified daily charter hire rate, which is generally payable in advance. Some of the time charters also include profit sharing provisions, under which additional revenue can be realized in the event the spot rates are higher than the base rates under the time charters. A bareboat charter is a contract in which the vessel is provided to the charterer for a fixed period of time at a specified daily rate, which is generally payable in advance. Spot charter agreements are charter hires, where a contract is made in the spot market for the use of a vessel for a specific voyage at a specified charter rate per ton of cargo.

Time charter revenue, including bareboat charter revenue, is recorded over the term of the charter agreement as the service is provided and collection of the related revenue is reasonably assured. Under a time charter, revenue is adjusted for a vessel's off hire days due to major repairs, dry dockings or special or intermediate surveys (Note 2(p)). Spot charter revenue is recognized on a pro-rata basis over the duration of the voyage, when a voyage agreement exists, the price is fixed or determinable, service is provided and the collection of the related revenue is reasonably assured.

On January 1, 2018, the Company adopted ASU No. 2014-09, Revenue from Contracts with Customers and the related amendments (“ASC 606” or “the new revenue standard”) using the modified retrospective method, requiring recognition of the cumulative effect of adopting this guidance as an adjustment to the 2018 opening balance of retained earnings and not retrospectively adjusting prior periods. The prior period comparative information has not been restated and continues to be reported under the accounting guidance in effect for these periods. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. The Company has analyzed its contacts with charterers as at the adoption date, and has determined that its spot charters fall under the provisions of ASC 606, while its time charter agreements contain leases which are evaluated under lease guidance as discussed in Note 2(p).  ASC 606 indicates that an entity should perform a five-step approach in recognizing revenue, which might require more judgement and estimates compared to previous guidance. The Company assessed its contracts with charterers for spot charters with effect as at January 1, 2018, and concluded that there is one single performance obligation for its spot charters, which is to provide the charterer with a transportation service within a specified time period. In addition, the Company has concluded that spot charters meet the criteria to recognize revenue over time as the charterer simultaneously receives and consumes the benefits of the Company’s performance. Previously, voyage revenue was recognized from the latter of the cargo discharge of the previous voyage and the signing of the next charter or date of the new charter party until completion of cargo discharge. Under the new revenue standard, voyage revenue is recognized from the time when the vessel arrives at the load port until completion of cargo discharge. This change results in revenue being recognized over a shorter voyage time period, which may cause additional volatility in revenues and earnings between reporting periods. Under a spot charter, the Company incurs and pays for certain voyage expenses, primarily consisting of bunkers consumption, brokerage commissions, port and canal costs. Under ASC 606 and after implementation of ASC 340-40 “Other assets and deferred costs” for contract costs, incremental costs of obtaining a contract with a customer, and contract fulfillment costs, should be capitalized and amortized as the performance obligation is satisfied, if certain criteria are met. The Company has adopted the practical expedient not to capitalize incremental costs when the amortization period (voyage period) is less than one year. Costs to fulfill the contract prior to arriving at the load port primarily consist of bunkers which are deferred and amortized during the voyage period. Voyage costs arising as performance obligation are expensed as incurred.

The adoption of new standard resulted in an increase in the opening Accumulated deficit balance as of January 1, 2018 of approximately $1,788 as a result of the adjustment of Vessels revenue and Voyage expenses. The balance sheet accounts affected are Accounts Receivable Trade, Net by $1,488 and Deferred Voyage Expenses by $300. Having not adopted ASC 606, the Company's: (i) vessel revenues would have been $95,202 for the year ended December 31, 2018, (ii) voyage expenses would have been $40,162 for the year ended December 31, 2018 and (iii) commissions would have been $3,352 as of December 31, 2018. Having not adopted ASC 606, the Company’s consolidated net loss would have been $352 (approximately $0.14 per share) less for the year ended December 31, 2018.

Remaining Performance Obligations

The Company has taken the practical expedient not to disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

Disaggregation of Revenue

The Company disaggregates its revenue from contracts with customers by the type of charter (time charters and spot charters). The following table presents the Company’s net trade accounts receivable disaggregated by revenue source as at December 31, 2018 and 2017:

	December 31,
	2018	2017
Accounts receivable trade, net from spot charters	2,332	1,855
Accounts receivable trade, net from time charters	317	1,771
Total	2,649	3,626

Deferred revenue represents cash received in advance of performance under the contract prior to the balance sheet date and is realized when the associated revenue is recognized under the contract in periods after such date. Revenue recognized in 2018 from amounts included in deferred revenue at the beginning of the period was approximately $1,741.

(p)	Leases

In February 2016, the FASB issued ASU No. 2016-02 - Leases (ASC 842), and as amended, it requires lessees to recognize most leases on the balance sheet. This is expected to increase both reported assets and liabilities. The new lease standard does not substantially change lessor accounting. For public companies, the standard will be effective for the first interim reporting period within annual periods beginning after December 15, 2018, although early adoption is permitted. Lessees and lessors will be required to apply the new standard at the beginning of the earliest period presented in the financial statements in which they first apply the new guidance, using a modified retrospective transition method. In July 2018, the FASB issued ASU No. 2018-11, Leases (ASC 842) – Targeted Improvements. The amendments in this Update: (i) provide entities with an additional (and optional) transition method to adopt the new leases standard, under which an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption consistent with preparers' requests and (ii) provide lessors with a practical expedient, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for those components as a single component if both of the following are met: (a) the timing and pattern of transfer of the non-lease component(s) and associated lease component are the same and (b) the lease component, if accounted for separately, would be classified as an operating lease. If the non-lease component or components associated with the lease component are the predominant component of the combined component, an entity is required to account for the combined component in accordance with ASC 606. Otherwise, the entity should account for the combined component as an operating lease in accordance with ASC 842. Under ASC 842, lessees and lessors will be required to apply the new standard at the beginning of the earliest period presented in the financial statements in which they first apply the new guidance, using a modified retrospective transition method. The requirements of this standard include a significant increase in required disclosures.

The Company elected to early adopt ASC 842, as amended from time to time, retrospectively from January 1, 2018,  the beginning of the Company’s annual period in accordance with ASC 250, using the modified retrospective method. The prior period comparative information has not been restated and continues to be reported under the accounting guidance in effect for those periods (ASC 840), including disclosure requirements. The Company also elected to apply the additional and optional transition method to new and existing leases at the adoption date as well as all the practical expedients discussed above which allowed the Company’s existing lease arrangements, in which it was a lessee or lessor, classified as operating leases under ASC 840 to continue to be classified as operating leases under ASC 842. In this respect, no cumulative-effect adjustment was recognized to the 2018 opening balance of retained earnings even though the Company recognized a right of use asset for rental of office space at the adoption date. The Company assessed its new time charter contracts at the adoption date under the new guidance and concluded that these contracts contain a lease with the related executory costs (insurance), as well as non-lease components to provide other services related to the operation of the vessel, with the most substantial service being the crew cost to operate the vessel. The Company concluded that the criteria for not separating lease and non-lease components of its time charter contracts are met, since (i) the time pattern of recognizing revenues for crew and other services for the operation of the vessels is similar to the time pattern of recognizing rental income, (ii) the lease component of the time charter contracts, if accounted for separately, would be classified as an operating lease, and (iii) the predominant component in its time charter agreements is the lease component. In this respect, the Company accounts for the combined component as an operating lease in accordance with ASC 842. The Company will recognize income for variable lease payments in the period when changes in facts and circumstances on which the variable lease payments occur.

The following table presents the Company’s income statement figures derived from spot charters for the year ended December 31, 2018:

December 31,
2018
Vessel revenues	73,769
Commissions	(2,789)
Voyage expenses	(39,007)
Total	31,973

The following table presents the Company’s income statement figures derived from time charters for the year ended December 31, 2018:

December 31,
2018
Vessel revenues	21,090
Commissions	(550)
Voyage expenses	(1,177)
Total	19,363

Charterers individually accounting for more than 10% of revenues during the years ended December 31, 2018, 2017 and 2016 were:

Customer	2018	2017	2016
A	26%	17%	-
B	21%	-	18%
C	11%	17%	-
D	-	-	12%

As of December 31, 2018, the Company has entered into three time charter agreements for periods of thirty-three to sixty months, with charterer’s option to extend all time charters. The first time charter commenced on November 5, 2018. The remaining two time charters are expected to commence in the second quarter of 2019. As of December 31, 2018, the Company has also entered into agreements for the installation of exhaust gas cleaning systems, or scrubbers, on these vessels. Installation of the scrubbers is expected to take place in 2019. During 2018, an amount of $2,450 was received as advance from these charterers in order to fund the installation of the scrubbers, on the three vessels associated with these time charters. The charterers will fund the entire cost of the scrubbers. As of December 31, 2018, an amount of $1,739 out of the advances has been paid by the Company to shipyards as an advance for the scrubbers installation.

Office lease

In April 2018, the Company moved into new office spaces. Under ASC 842, the lease is classified as an operating lease and a lease liability and right-of-use asset based on the present value of future minimum lease payments have been recognized on the balance sheet. The monthly rent expense is recorded in General and administrative expenses.

(q)	Sale and Leaseback Transactions

In accordance with ASC 842, the Company, as seller-lessee, determines whether the transfer of an asset should be accounted for as a sale in accordance with ASC 606. The existence of an option for the seller-lessee to repurchase the asset precludes the accounting for the transfer of the asset as a sale unless both of the following criteria are met: (1) the exercise price of the option is the fair value of the asset at the time the option is exercised and (2) there are alternative assets, substantially the same as the transferred asset, readily available in the marketplace; and the classification of the leaseback as a finance lease or a sales-type lease, precludes the buyer-lessor from obtaining control of the asset. The existence of an obligation for the Company, as seller-lessee, to repurchase the asset precludes accounting for the transfer of the asset as sale as the transaction would be classified as a financing arrangement by the Company as it effectively retains control of the underlying asset.

If the transfer of the asset meets the criteria of sale, the Company, as seller-lessee recognizes the transaction price for the sale when the buyer-lessor obtains control of the asset, derecognizes the carrying amount of the underlying asset and accounts for the lease in accordance with ASC 842. If the transfer does not meet the criteria of sale, the Company does not derecognize the transferred asset, accounts for any amounts received as a financing arrangement and recognizes the difference between the amount of consideration received and the amount of consideration to be paid as interest.

(r)	Commissions

Commissions, which include address and brokerage commissions, are recognized in the same period as the respective charter revenues. Address commissions to third parties are included in Commissions while  brokerage commissions to third parties are included in Voyage expenses.

(s)	Vessel Voyage Expenses

Vessel voyage expenses primarily consist of port, canal, bunker expenses and brokerage commissions that are unique to a particular charter and are paid for by the charterer under time charter agreements and other non-specified voyage expenses.

(t)	Repairs and Maintenance

All repair and maintenance expenses, including major overhauling and underwater inspection expenses are expensed in the year incurred. Such costs are included in Vessel operating expenses.

(u)	Financing Costs

Underwriting, legal and other direct costs incurred with the issuance of long-term debt or to refinance existing debt are deferred and amortized to interest expense over the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid are expensed in the period the repayment is made. The Company presents unamortized deferred financing costs as a reduction of long-term debt in the accompanying balance sheets.

(v)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized, when applicable, for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest expense and penalties in general and administration expenses.

Maritime Capital Shipping (HK) Limited, the Company's management office in Hong Kong, is subject to Hong Kong profits tax at a rate of 16.5% on the estimated assessable profit for the year. The estimated profits tax for the year ended December 31, 2018 is $NIL.

Seanergy Management Corp. ("Seanergy Management"), the Company's management company, established in Greece under Greek Law 89/67 (as amended to date), is subject to an annual contribution calculated on the total amount of foreign exchange annually imported and converted to Euros. The contribution to be paid in 2019 by Seanergy Management for 2018 is estimated at $99.

Two of the Company’s vessel-owning subsidiaries were registered in Malta since May 23, 2018. The subsidiaries are subject to a corporate flat tax rate for that period.

Pursuant to the Internal Revenue Code of the United States (the "Code"), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the company operating the ships meets both of the following requirements: (a) the Company is organized in a foreign country that grants an equivalent exception to corporations organized in the United States and (b) either (i) more than 50% of the value of the Company's stock is owned, directly or indirectly, by individuals who are "residents" of the Company's country of organization or of another foreign country that grants an "equivalent exemption" to corporations organized in the United States (50% Ownership Test) or (ii) the Company's stock is "primarily and regularly traded on an established securities market" in its country of organization, in another country that grants an "equivalent exemption" to United States corporations, or in the United States (Publicly-Traded Test).

Notwithstanding the foregoing, the regulations provide, in pertinent part, that each class of the Company's stock will not be considered to be "regularly traded" on an established securities market for any taxable year in which 50% or more of the vote and value of the outstanding shares of such class are owned, actually or constructively under specified stock attribution rules, on more than half the days during the taxable year by persons who each own 5% or more of the value of such class of the Company's outstanding stock ("5 Percent Override Rule").

The Company and each of its subsidiaries did not qualify for this statutory tax exemption for the 2018 taxable year, as the Company did not meet the 50% Ownership Test requirement for 2018.

The Company estimates that since no more than the 50% of its shipping income will be treated as being United States source income, the effective tax rate is expected to be 2% and accordingly it anticipates that the impact on its results of operations will not be material. Some of the charterparties contain clauses that permit the Company to seek reimbursement from charterers of any U.S. tax paid. The Company has sought reimbursement and has secured payment from most of its charterers. The Company’s U.S. federal income tax based on its U.S. source shipping income for 2018, 2017 and 2016, taking into consideration charterers’ reimbursement, was $NIL, $NIL and $34, respectively.

(w)	Stock-based Compensation

Stock-based compensation represents vested and non-vested common stock granted to directors and employees for their services as well as to non-employees. For common stock granted to directors and employees, the Company calculates stock-based compensation expense for the award based on its fair value on the grant date and recognizes it on an accelerated basis over the vesting period. For common stock granted to non-employees, the Company calculates stock-based compensation expense for the award based on its fair value at each financial reporting date and recognizes the aggregate fair value on the measurement date (i.e., the vesting date). The Company assumes that all non-vested shares will vest. The Company does not include estimated forfeitures in determining the total stock-based compensation expense because it estimates the forfeitures of non-vested shares to be immaterial. The Company re-evaluates the reasonableness of its assumption at each reporting period.

(x)	Earnings (Losses) per Share

Basic earnings (losses) per common share are computed by dividing net income (loss) available to Seanergy's shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings (losses) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted at the beginning of the periods presented, or issuance date, if later. The treasury stock method is used to compute the dilutive effect of warrants and shares issued under the Equity Incentive Plan. The if-converted method is used to compute the dilutive effect of shares which could be issued upon conversion of the convertible notes. Potential common shares that have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share.

(y)	Segment Reporting

Seanergy reports financial information and evaluates its operations by total charter revenues and not by the length of vessel employment, customer, or type of charter. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus, Seanergy has determined that it operates under one reportable segment. Furthermore, when Seanergy charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, disclosure of geographic information is impracticable.

(z)	Financial Instruments

Derivative instruments (including certain derivative instruments embedded in other contracts) are recorded in the balance sheet as either an asset or liability measured at its fair value, with changes in the derivatives' fair value recognized currently in earnings unless specific hedge accounting criteria are met.

(aa)	Fair Value Measurements

The Company follows the provisions of ASC 820, Fair Value Measurement, which defines fair value and provides guidance for using fair value to measure assets and liabilities. The guidance creates a fair value hierarchy of measurement and describes fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets and liabilities carried at the fair value in one of the following categories:

•	Level 1: Quoted market prices in active markets for identical assets or liabilities;
•	Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
•	Level 3: Unobservable inputs that are not corroborated by market data.

(ab)	Troubled Debt Restructurings

A restructuring of a debt constitutes a troubled debt restructuring if the lender or creditor for economic or legal reasons related to the Company's financial difficulties grants a concession to the Company that it would not otherwise consider. Troubled debt that is fully satisfied by foreclosure, repossession, or other transfer of assets or by grant of equity securities by the Company is included in the term troubled debt restructuring and is accounted as such.

The Company, when issuing or otherwise granting an equity interest to a lender or creditor to fully settle a payable or debt, accounts for the equity interest granted at its fair value. The difference between the fair value of the equity interest granted and the carrying amount of the payable or debt settled is recognized as a gain on restructuring of payables or debt. Legal fees and other direct costs incurred in granting an equity interest to a creditor reduce the fair value of the equity interest issued. All other direct costs incurred in connection with a troubled debt restructuring are charged to expense as incurred.

(ac)	Convertible Notes and related Beneficial Conversion Features

The convertible notes are accounted for in accordance with ASC 470-20 "Debt with Conversion and Other Options." The terms of each convertible  note included an embedded conversion feature which provided for a conversion at the option of the holder into shares of common stock at a predetermined rate.  The Company determined that the conversion features were beneficial conversion features ("BCF") pursuant to ASC 470-20. The Company considered the BCF guidance only after determining that the features did not need to be bifurcated under ASC 815 "Derivatives and Hedging" or separately accounted for under the cash conversion literature of ASC 470-20.

Accounting for an embedded BCF in a convertible instrument requires that the BCF be recognized separately at issuance by allocating a portion of the proceeds equal to the intrinsic value of the BCF to additional paid-in capital, resulting in a discount on the convertible instrument. This discount is accreted from the date on which the BCF is first recognized through the stated maturity date of the convertible instrument using the effective yield method. If the intrinsic value of the BCF is greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the BCF is limited to the amount of the proceeds allocated to the convertible instrument. The intrinsic value of the BCF is determined as the number of shares converted from the convertible note times the positive difference between the fair value of the stock on the commitment date and the contractual conversion price.

(ad)	Going Concern

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements - Going Concern. ASU No. 2014-15 provides guidance on management's responsibility in evaluating whether there is substantial doubt about a company's ability to continue as a going concern and on related required footnote disclosures.  For each reporting period, management is required to evaluate whether there are conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the financial statements are issued.

Recent Accounting Pronouncements adopted

On January 1, 2018, the Company adopted ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which amends guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities.  On the same date, the Company adopted ASU No. 2018-19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses. The amendments in this update clarify that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, collectability of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. The adoption of ASU No. 2016-13 and ASU No. 2018-19 did not have any effect in the Company’s consolidated financial statements and disclosures.

On January 1, 2018, the Company adopted ASU No. 2016-15, Statement of Cash Flows (Topic 230) – Classification of Certain Cash Receipts and Cash Payments, which addresses the following eight specific cash flow issues with the objective of reducing the existing diversity in practice: Debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (COLIs) (including bank-owned life insurance policies (BOLIs)); distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. The adoption of the new accounting guidance did not have a material impact on the Company’s consolidated results of operations, financial condition or cash flows.

On January 1, 2018, the Company adopted ASU No. 2017-09, Compensation—Stock Compensation (Topic 718), which clarifies when changes to the terms or conditions of a share-based payment award must be accounted for as modifications. ASU 2017-09 allows companies to make certain changes to awards without accounting for them as modifications, and does not change the accounting for modifications. The adoption of this new accounting guidance did not have a material effect on the Company's consolidated results of operations, financial condition or cash flows.

Recent Accounting Pronouncements Not Yet Adopted

In June 2018, the FASB issued ASU No. 2018-07, Compensation—Stock Compensation, which concerns improvements to nonemployee share-based payment accounting. The amendments in this Update affect all entities that enter into share-based payment transactions for acquiring goods and services from nonemployees. The amendments in this Update expand the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. An entity should apply the requirements of Topic 718 to nonemployee awards except for specific guidance on inputs to an option pricing model and the attribution of cost (that is, the period of time over which share-based payment awards vest and the pattern of cost recognition over that period). The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The amendments also clarify that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Topic 606, Revenue from Contracts with Customers. Consistent with the accounting requirement for employee share-based payment awards, nonemployee share-based payment awards within the scope of Topic 718 are measured at grant-date fair value of the equity instruments that an entity is obligated to issue when the good has been delivered or the service has been rendered and any other conditions necessary to earn the right to benefit from the instruments have been satisfied. Equity-classified nonemployee share-based payment awards are measured at the grant date. The definition of the term grant date is amended to generally state the date at which a grantor and a grantee reach a mutual understanding of the key terms and conditions of a share-based payment award. Generally, the classification of equity-classified nonemployee share-based payment awards will continue to be subject to the requirements of Topic 718 unless modified after the good has been delivered, the service has been rendered, any other conditions necessary to earn the right to benefit from the instruments have been satisfied, and the nonemployee is no longer providing goods or services. This eliminates the requirement to reassess classification of such awards upon vesting. ASU 2018-07 is effective for public business entities in annual periods beginning after December 15, 2018 and interim periods within those years. Early adoption is permitted, including adoption in any interim period for which financial statements have not yet been issued or made available for issuance, but not before an entity adopts the new revenue guidance. The Company is currently evaluating the provisions of this guidance and assessing its impact on its consolidated financial statements and notes disclosures.

In August 2018, the FASB issued ASU No. 2018-13, Disclosure Framework: Changes to the Disclosure Requirements for Fair Value Measurement, which improves the effectiveness of fair value measurement disclosures. In particular, the amendments in this Update modify the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, based on the concepts in FASB Concepts Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements, including the consideration of costs and benefits. The amendments in the Update apply to all entities that are required under existing GAAP, to make disclosures about recurring and non-recurring fair value measurements.  ASU No. 2018-13 is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted upon issuance of this Update. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this Update and delay adoption of the additional disclosures until their effective date. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and related disclosures.